Annual Total Returns - Fidelity Ohio Municipal Income Fund [BarChart] - 12.31 Fidelity Ohio Municipal Funds Combo PRO-11 - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	7.14%
Annual Return 2013	(3.16%)
Annual Return 2014	10.26%
Annual Return 2015	4.24%
Annual Return 2016	0.19%
Annual Return 2017	6.03%
Annual Return 2018	0.39%
Annual Return 2019	7.08%
Annual Return 2020	4.28%
Annual Return 2021	1.52%